Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities (Details) [Line Items]
Undiscounted lease liabilities (in Dollars)	$ 3,216	$ 4,142
Top of range [member]
Other Liabilities (Details) [Line Items]
Discount rates	2.80%	4.10%
Bottom of range [member]
Other Liabilities (Details) [Line Items]
Discount rates	6.00%	1.50%